RELATED PARTY TRANSACTIONS AND BALANCES (Details Narrative)																								1 Months Ended			2 Months Ended	3 Months Ended			9 Months Ended			12 Months Ended
	Jan. 23, 2025 USD ($) shares	Dec. 03, 2024 USD ($)	Aug. 01, 2024 USD ($)	Jul. 05, 2023 USD ($) $ / shares shares	Oct. 26, 2022 USD ($)	Oct. 26, 2022 AUD ($)	Aug. 01, 2022 USD ($)	Aug. 01, 2022 AUD ($)	May 04, 2022 USD ($)	May 04, 2022 AUD ($)	Aug. 12, 2021 USD ($) shares	May 14, 2019 USD ($) $ / shares shares	May 14, 2019 AUD ($) shares	Mar. 16, 2018 USD ($)	Mar. 16, 2018 AUD ($)	Feb. 01, 2018 USD ($)	Feb. 01, 2018 AUD ($)	May 05, 2016 USD ($)	May 05, 2016 AUD ($)	Feb. 25, 2016 USD ($)	Feb. 25, 2016 AUD ($)	Feb. 25, 2015 USD ($)	Feb. 25, 2015 AUD ($)	Jan. 31, 2024 USD ($)	Jan. 31, 2024 AUD ($)	May 31, 2019 shares	Mar. 05, 2025 shares	Mar. 31, 2025 USD ($)	Mar. 31, 2025 AUD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 AUD ($)	Mar. 31, 2024 USD ($)	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2024 AUD ($) shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2023 AUD ($) shares	Jun. 30, 2022 USD ($)	Jun. 30, 2022 AUD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 AUD ($)	Mar. 31, 2025 AUD ($)	Jan. 31, 2025 USD ($)	Jan. 31, 2025 AUD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 AUD ($)	Dec. 03, 2024 AUD ($)	Aug. 31, 2024 USD ($)	Aug. 31, 2024 AUD ($)	Aug. 01, 2024 AUD ($)	Jun. 30, 2024 AUD ($)	May 31, 2024 USD ($)	May 04, 2024	Apr. 02, 2024 AUD ($)	Feb. 28, 2024 AUD ($)	Nov. 30, 2023 AUD ($)	Jul. 05, 2023 AUD ($)	Jun. 30, 2023 AUD ($)	May 05, 2016 AUD ($)
Related Party Transaction [Line Items]
Payments for rent | $																												$ 7,099		$ 6,578	$ 20,817		$ 19,584	$ 34,150		$ 28,841
Investor loan, value																												54,850			$ 54,850			$ 130,800		168,200												$ 57,639	$ 85,000			$ 71,629				$ 71,629
Debt instrument interest rate stated percentage				10.00%																																																					10.00%
Debt instrument strike price																															4.99%	4.99%		4.99%	4.99%
Issue of warrants																											51,000
Bonus payable																								$ 102,195	$ 150,000									$ 16,070	$ 25,000	48,905	$ 73,387	$ 99,691	$ 144,166
Accrued salaries																												122,280			$ 122,280			$ 97,044		$ 64,627						$ 188,500									$ 148,000							$ 96,000
Exercise price | $ / shares
Granted exercise price | $ / shares
Accounting Standards Update 2016-02 [Member]
Related Party Transaction [Line Items]
Lessee, Operating Lease, Description																		Such lease expired in May 2021 and was renewed for another one-year term from May 2021 to May 2022.	Such lease expired in May 2021 and was renewed for another one-year term from May 2021 to May 2022.
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Payments form related party | $																																									$ 221,890
Bonus payable																																								$ 166,418	422,610
Remaining bonus amount																															141,118	$ 217,540		$ 145,599	217,540	$ 71,929	107,937	125,386	181,324
Restricted stock shares of common stock																										0.000001
Maximum [Member]
Related Party Transaction [Line Items]
Debt instrument interest rate stated percentage																																																					8.00%
North Horizon Pty Ltd [Member]
Related Party Transaction [Line Items]
Lease term																		5 years																																									5 years
Operating leases rent expense, minimum rentals																		$ 28,325	$ 39,600
Goods and service tax																		2,575	$ 3,600
Payments for rent																															124,976	$ 202,129		129,930	$ 194,129	105,377	$ 158,129
Three Year Operating Lease Agreement [Member] | North Horizon Pty Ltd [Member]
Related Party Transaction [Line Items]
Payments for rent									$ 2,176	$ 3,000
Loan Agreement [Member]
Related Party Transaction [Line Items]
Investor loan, value		$ 113,485	$ 98,060																															$ 79,811											$ 9,731	$ 15,000	$ 175,000			$ 150,000	$ 120,000
Debt instrument maturity date		Feb. 28, 2024	Nov. 01, 2024
Debt instrument loan bears interest rate		12.00%	12.00%
Debt instrument interest rate stated percentage		18.00%	18.00%																															12.00%													18.00%			18.00%	12.00%
Debt instrument strike price			35.00%
Loans payable																												65,280			$ 65,280			$ 145,091		$ 65,280																		$ 105,000	$ 70,000
Letter Agreement [Member]
Related Party Transaction [Line Items]
Investor loan, value				$ 153,256																																							$ 15,485	$ 25,000													$ 230,000
Debt instrument maturity date				Jul. 05, 2026
Debt instrument interest rate stated percentage				10.00%																																																					10.00%
Term of agreement				3 years
Issue of warrants				250
Share price | $ / shares				$ 600
Nathanielsz Employment Agreement [Member]
Related Party Transaction [Line Items]
Expired date																						Feb. 25, 2019	Feb. 25, 2019
Base salary per month | $																							$ 25,000
Annual salary					$ 414,900	$ 600,000																$ 205,680	$ 300,000
Percentage of pension of monthly salary																																				9.50%	9.50%
Percentage of bonus of annual base salary																															200.00%	200.00%		200.00%	200.00%
Nathanielsz Employment Agreement [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Annual salary							$ 414,900	$ 600,000						$ 274,240	$ 400,000
Percentage of bonus of annual base salary																						200.00%	200.00%								100.00%	100.00%		100.00%	100.00%
Nathanielsz Employment Agreement [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Annual salary							309,313	400,000						$ 205,680	$ 300,000
Mrs. Nathanielsz [Member] | Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Bonus payable																																								$ 316,957	$ 422,610
Services Agreement [Member]
Related Party Transaction [Line Items]
Number of restricted stock unit vested, shares																																		0.0000003	0.0000003
Restricted stock unit issuable																																				0.0000003	0.0000003
Services Agreement [Member] | Initial Kenyon R S Us [Member]
Related Party Transaction [Line Items]
Restricted stock shares of common stock												0.0000003	0.0000003
Services Agreement [Member] | Additional Kenyon R S Us [Member]
Related Party Transaction [Line Items]
Restricted stock shares of common stock												0.0000003	0.0000003
Employment Agreement [Member]
Related Party Transaction [Line Items]
Number of restricted stock unit vested, shares																																		0.000001	0.000001
Employment Agreement [Member] | Initial Nathanielsz R S Us [Member]
Related Party Transaction [Line Items]
Restricted stock shares of common stock												0.000001	0.000001																							0.000001	0.000001
Employment Agreement [Member] | Additional Nathanielsz R S Us [Member]
Related Party Transaction [Line Items]
Restricted stock unit issuable																																				0.000001	0.000001
Former Director [Member]
Related Party Transaction [Line Items]
Loans from related party | $																																		$ 29,759		$ 29,630
Due to related parties | $																																		49,528		49,314
Former Director [Member] | Debt Exchange [Member]
Related Party Transaction [Line Items]
Number of shares of common stock issued in exchange on loan	30,000
[custom:SettlementOfLoansForSharesOfCommonStock] | $	$ 74,395
Issue of warrants	30,000
Nathanielsz [Member] | North Horizon Pty Ltd [Member]
Related Party Transaction [Line Items]
Operating leases, future minimum payments due																		$ 141,629																																									$ 198,000
Mrs. Nathanielsz [Member]
Related Party Transaction [Line Items]
Annual salary																$ 80,904	$ 120,000
Payments form related party																												$ 1,174	$ 1,909		$ 3,546	$ 5,466		$ 17,714		$ 3,344		$ 5,577	$ 7,689
James Nathanielsz [Member]
Related Party Transaction [Line Items]
Payments form related party																				$ 3,205	$ 4,481
Mr. Nathanielsz [Member] | Board of Directors [Member]
Related Party Transaction [Line Items]
Officers compensation							$ 96,810	$ 140,000			$ 177,840
Debt conversion, converted instrument, shares issued											99
Mr. Nathanielsz [Member] | Employment Agreement [Member]
Related Party Transaction [Line Items]
Annual salary												$ 309,313	$ 400,000
Option purchase shares												0.000001	0.000001
Exercise price | $ / shares												$ 280,500,000,000
Market price												110.00%	110.00%
Granted exercise price | $ / shares												$ 4,250,000
Option term												10 years	10 years
Dr. Kenyon [Member] | Services Agreement [Member]
Related Party Transaction [Line Items]
Annual salary												$ 41,580	$ 54,000
Agreement term												3 years	3 years
Agreement term												3 years	3 years
Option purchase shares												0.0000003	0.0000003
Exercise price | $ / shares												$ 255,000,000
Market price												100.00%	100.00%
Option term												10 years	10 years